FAIR VALUE MEASUREMENTS - Schedule of Significant Inputs to Calculation of Fair Value Claim Settlement Liability (Parenthetical) (Details)	Feb. 27, 2026
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Reverse stock split	0.2
Level 3 [Member] | Subsequent Event [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Reverse stock split	0.2
Claims Settlement Liability [Member] | Level 3 [Member] | Subsequent Event [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Reverse stock split	0.2